S000071703 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BATS: Short Term Municipal Income Series | BATS: Short Term Municipal Income Series
Prospectus [Line Items]
Annual Return [Percent]	2.79%	3.37%	3.35%	1.05%